Offerings - Offering: 1	Nov. 08, 2024 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	200,000,000
Maximum Aggregate Offering Price	$ 200,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-261039
Carry Forward Initial Effective Date	Nov. 12, 2021
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 22,040.00
Offering Note	In accordance with Rule 415(a)(6) of the Securities Act of 1933, as amended, this prospectus supplement carries forward $200,000,000 of unsold securities previously registered under the Company's former Registration Statement on Form S-3 (File No. 333-261039) and related prospectus supplement dated April 14, 2023 (the "Prior Prospectus"). In connection with the registration of such unsold securities on the Prior Prospectus, the Registrant paid registration fees of $22,040. All $200,000,000 of unsold securities are being carried forward to this Registration Statement. Pursuant to Rule 415(a)(6), the offering of the unsold securities registered under the Prior Prospectus is deemed terminated as of the date hereof.